Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	10,054.67
Total Transaction Valuation	115,570,921.35
Total Offset Amount	0.00
Net Fee	$ 10,054.67
Offering Table N/A
Offset Table N/A	N/A